PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets

	2015	2016
	RMB	RMB
Prepayments and deposits to vendors	5,527,802,541	5,082,058,275
Prepaid expenses	262,797,329	439,983,044
Receivables from financial institution	221,221,736	207,182,863
Employee advances	453,304,997	99,042,188
Interest receivable	71,558,995	81,999,660
Others	213,280,229	296,719,656

Total	6,749,965,827	6,206,985,686